The Target Portfolio Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

VIA EDGAR SUBMISSION

September 17, 2009

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Definitive Information Statement on Schedule 14C

To the Securities and Exchange Commission:

Attached on behalf of The Target Portfolio Trust, (the “Trust”), for filing pursuant to Rule 14c-5 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), please find the Trust’s definitive Schedule 14C Information Statement in connection with approval by the Funds’ Board, at a meeting held July 7, 2009, of a new subadvisory agreement between Lee Munder Capital Group, LLC (“Lee Munder Capital”) and the Trust’s investment manager, Prudential Investments LLC ("PI").

The Trust is furnishing an information statement to its shareholders in lieu of a proxy statement in reliance on an exemptive order (the “Order”) issued by the Securities and Exchange Commission to Prudential Mutual Fund Management, Inc., PI's predecessor (Rel. No. IC-22215) that authorized PI's predecessor to enter into new subadvisory agreements with firms not affiliated with PI for portfolios advised by PI subject to the conditions of the Order.

Please direct all comments to the undersigned at (973) 367-1495.

Very truly yours,

/s/ Katherine P. Feld

Katherine P. Feld

cc:	Jonathan D. Shain